Fair Value Measurement (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] CNY
Cash equivalents:
Time deposits		312,772,838	454,428,441	0	0	312,772,838	454,428,441	0	0
Money market funds		896,416	664,783	896,416	664,783	0	0	0	0
Restricted Cash		535,500,431	4,849,614	0	0	535,500,431	4,849,614	0	0
Short-term investments:
Available For Sale Securities Fair Value Disclosure		40,000,000	300,000,000	0	0	40,000,000	300,000,000	0	0
Time deposits		99,517,875	90,000,000	0	0	99,517,875	90,000,000	0	0
Long-term time deposits		293,892,575	284,568,575	0	0	293,892,575	284,568,575	0	0
Restricted time deposit	19,974,487	125,717,425	121,721,425	0	0	125,717,425	121,721,425	0	0
Total assets		1,408,297,560	1,256,232,838	896,416	664,783	1,407,401,144	1,255,568,055	0	0
Liabilities
Contingent consideration liability		0	81,729,472		0		0		81,729,472
Total liabilities		0	81,729,472		0		0		81,729,472